CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities attributable to continuing operations:
Net (loss) earnings	$ (533,330)	$ 258,317	$ (1,192,455)
Less: Earnings (loss) from discontinued operations, net of tax	39,838	(36,550)	(116,046)
Net (loss) earnings from continuing operations	(573,168)	294,867	(1,076,409)
Adjustments to reconcile net (loss) earnings attributable to continuing operations to net cash provided by (used in) operating activities attributable to continuing operations:
Unrealized loss (gain) on investment in MGM Resorts International	(649,178)	721,668	(723,515)
Amortization of intangibles	141,906	288,012	293,277
Stock-based compensation expense	77,745	73,562	70,808
Depreciation	40,838	80,937	52,716
Non-cash lease expense (including right-of-use asset impairments)	38,663	90,539	56,915
Provision for credit losses	4,688	5,699	8,402
Deferred income taxes	(156,659)	88,403	(313,575)
Unrealized (increase) decrease in the estimated fair value of a warrant	(20,393)	(2,832)	62,495
(Gains) losses on sales of businesses and investments in equity securities (including downward and upward adjustments), net	(10,493)	18,133	(38,956)
Pension and post-retirement benefit (credit) cost	(5,453)	76	209,991
Goodwill impairment	0	9,000	86,748
Other adjustments, net	(1,086)	(11,051)	14,651
Changes in assets and liabilities, net of effects of dispositions:
Accounts receivable	(6,398)	12,140	49,810
Other assets	74,929	23,393	9,213
Operating lease liabilities	(51,031)	(53,623)	(47,738)
Accounts payable and other liabilities	(8,732)	(106,557)	(259,556)
Income taxes payable and receivable	2,738	(2,677)	(9,942)
Deferred revenue	(4,809)	(9,032)	(8,217)
Net cash provided by (used in) operating activities attributable to continuing operations	192,463	77,321	(115,852)
Cash flows from investing activities attributable to continuing operations:
Capital expenditures	(15,014)	(93,584)	(23,401)
Net proceeds from sales of fixed assets	12,751	29,394	9,514
Proceeds from maturities of marketable debt securities	375,000	537,500	0
Purchases of marketable debt securities	(221,788)	(443,051)	(233,928)
Net proceeds from the sales of businesses and investments	177,163	10,861	90,767
Purchase of retirement investment fund	(15,968)	0	0
Proceeds from the sale of retirement investment fund	2,326	0	0
Net collections of notes receivable	11,834	11,297	19,497
Purchases of investments	(53)	(103,555)	(3,036)
Purchases of investment in MGM Resorts International	0	0	(244,256)
Other, net	985	9,902	6,121
Net cash provided by (used in) investing activities attributable to continuing operations	327,236	(41,236)	(378,722)
Cash flows from financing activities attributable to continuing operations:
Principal payments on Dotdash Meredith Term Loans	(67,964)	(30,000)	(30,000)
Proceeds from the issuance of Dotdash Meredith Term Loan B-1	7,964	0	0
Proceeds from the exercise of stock options	0	130	0
Withholding taxes paid on behalf of employees on net settled stock-based awards	(14,976)	(10,587)	(18,068)
Purchases of treasury stock	0	(165,622)	(85,323)
Purchase of noncontrolling interests	0	0	(1,179)
Proceeds from the issuance of Vivian Health preferred shares, net of fees	0	0	34,700
Other, net	(1,912)	49	4,446
Net cash used in financing activities attributable to continuing operations	(76,888)	(206,030)	(95,424)
Total cash provided by (used in) continuing operations	442,811	(169,945)	(589,998)
Net cash provided by operating activities attributable to discontinued operations	162,055	112,207	33,061
Net cash used in investing activities attributable to discontinued operations	(50,411)	(46,231)	(116,086)
Net cash used in financing activities attributable to discontinued operations	(52,211)	(16,983)	(17,227)
Total cash provided by (used in) discontinued operations	59,433	48,993	(100,252)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(1,230)	1,124	(5,545)
Net increase (decrease) in cash and cash equivalents and restricted cash	501,014	(119,828)	(695,795)
Cash and cash equivalents and restricted cash at beginning of period	1,306,241	1,426,069	2,121,864
Cash and cash equivalents and restricted cash at end of period	$ 1,807,255	$ 1,306,241	$ 1,426,069